Right to Use Assets and Leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,734,384
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	396,010
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	351,894
From 2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	316,195
From 3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	284,575
From 4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	256,429
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 1,129,281